Prepaid Expenses and Other	12 Months Ended
Jan. 31, 2025
Prepaid Expenses and Other
Prepaid Expenses and Other	Note 7 – Prepaid Expenses and Other

	January 31,	January 31,
	2025	2024
Prepaid expenses	18,457	16,909
Equity derivative contracts (Note 4)	26,372	16,206
Inventory	715	353
	45,544	33,468